Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000241887 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241887 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241887 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241887 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241887 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241887 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241887 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000241887 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000241887 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000241887 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000241888 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241888 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000241888 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241888 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241888 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241888 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241888 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000241888 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000241888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000241888 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%